Capital Stock	12 Months Ended
Dec. 31, 2018
Share Capital and Share-based Payment Arrangements [Abstract]
Capital Stock
CAPITAL STOCK:

We are authorized to issue an unlimited number of subordinate voting shares, which entitle the holder to one vote per share, and an unlimited number of multiple voting shares, which entitle the holder to 25 votes per share. The subordinate voting shares and multiple voting shares vote together as a single class on all matters submitted to a vote of shareholders, including the election of directors, except as otherwise required by law. The holders of the subordinate voting shares and multiple voting shares are entitled to share ratably, as a single class, in any dividends declared subject to any preferential rights of any outstanding preferred shares in respect of the payment of dividends. Each multiple voting share is convertible at any time at the option of the holder thereof and automatically, under certain circumstances, into one subordinate voting share. We are also authorized to issue an unlimited number of preferred shares, issuable in series. No preferred shares have been issued to date.
(a) Capital transactions:

Number of shares (in millions)	Subordinate Voting Shares	Multiple Voting Shares
Issued and outstanding at December 31, 2015	124.5	18.9
Issued from treasury(i)	0.6	—
Cancelled under NCIB(ii)	(3.2)	—
Issued and outstanding at December 31, 2016	121.9	18.9
Issued from treasury(i)	2.8	—
Cancelled under NCIB(ii)	(1.9)	—
Other(iii)	0.35	(0.35)
Issued and outstanding at December 31, 2017	123.2	18.6
Issued from treasury(i)	1.3	—
Cancelled under NCIB(ii)	(6.8)	—
Issued and outstanding at December 31, 2018	117.7	18.6

(i)
During 2018, we issued 0.1 million (2017 — 1.7 million; 2016 — 0.6 million) subordinate voting shares from treasury upon the exercise of stock options for aggregate cash proceeds of $0.4 (2017 — $13.6; 2016 — $4.1). We also issued 1.2 million (2017 — 1.1 million; 2016 — nil) subordinate voting shares from treasury with ascribed values of $14.3 (2017 — $9.8; 2016 — nil) upon the vesting of certain RSUs and PSUs. We also settled RSUs and PSUs with subordinate voting shares purchased in the open market. Settlement of these awards is described below.

(ii)	NCIB stands for normal course issuer bid.

(iii)	During 2017, Onex Corporation converted 346,175 of our multiple voting shares into subordinate voting shares. Onex Corporation did not convert any multiple voting shares in 2016 or 2018.
We have repurchased subordinate voting shares in the open market and otherwise for cancellation in recent years pursuant to normal course issuer bids (NCIBs) and substantial issuer bids (SIBs), which allow us to repurchase a limited number of subordinate voting shares during a specified period. The maximum number of subordinate voting shares we are permitted to repurchase for cancellation under each NCIB is reduced by the number of subordinate voting shares purchased in the open market during the term of such NCIB to satisfy obligations under our stock-based compensation plans. We enter into program share repurchases (PSRs) from time to time as part of the NCIB process (if permitted by the TSX), pursuant to which we make a prepayment to a broker in consideration for the right to receive a variable number of subordinate voting shares upon such PSR’s completion. Under such PSRs, the price and number of subordinate voting shares to be repurchased by us is generally determined based on a discount to the volume weighted-average market price of such shares during the term of the PSR, subject to certain terms and conditions. The subordinate voting shares repurchased under any PSR are cancelled upon such PSR's completion.
In December 2018, the TSX accepted our notice to launch a new NCIB (2018 NCIB), which allows us to repurchase, at our discretion, until the earlier of December 17, 2019 or the completion of the purchases thereunder, up to approximately 9.5 million subordinate voting shares in the open market, or as otherwise permitted. We did not repurchase or cancel any subordinate voting shares under the 2018 NCIB in 2018.
In November 2017, we launched an NCIB (2017 NCIB) which was completed in November 2018. The 2017 NCIB allowed us to repurchase, at our discretion, up to approximately 10.5 million subordinate voting shares in the open market, or as otherwise permitted. During the term of the 2017 NCIB, we paid an aggregate of $19.9 (including transaction fees) in 2017 to repurchase and cancel 1.9 million subordinate voting shares at a weighted average price of $10.58 per share, and $75.5 to cancel 6.8 million subordinate voting shares during 2018 at a weighted average price of $11.10 per share. In addition, prior to its expiry, we repurchased an aggregate of 1.1 million subordinate voting shares under the 2017 NCIB (including 0.3 million subordinate voting shares in 2017) to satisfy delivery obligations under our stock-based compensation plans (see below).
In February 2016, we launched an NCIB (2016 NCIB) which was completed in February 2017. The 2016 NCIB allowed us to repurchase, at our discretion, up to approximately 10.5 million subordinate voting shares in the open market, or as otherwise permitted. During 2016, we paid $34.3 (including transaction fees) to repurchase and cancel 3.2 million subordinate voting shares under the 2016 NCIB at a weighted average price of $10.69 per share, including 2.8 million subordinate voting shares repurchased under a $30.0 PSR we funded in March 2016 (and completed in May 2016) at a weighted average price of $10.69 per share. We did not repurchase any subordinate voting shares under the 2016 NCIB for cancellation during 2017. However, prior to its expiry, we repurchased an aggregate of 1.6 million subordinate voting shares under the 2016 NCIB (2016 — 1.6 million; 2017 — nil), to satisfy delivery obligations under our stock-based compensation plans (see below).
(b) Employee stock-based compensation:
Long-Term Incentive Plan (LTIP):
Under the LTIP, we may grant stock options, stock appreciation rights, RSUs and PSUs to eligible employees, consultants and directors. We may, at the time of grant, authorize the grantees to settle these awards either in cash or in subordinate voting shares. Absent such permitted election, grants under the LTIP will be settled in subordinate voting shares, which we may purchase in the open market, or issue from treasury (up to a maximum aggregate of 29.0 million subordinate voting shares). As of December 31, 2018, 11.1 million subordinate voting shares remain reserved for issuance from treasury, covering potential issuances of subordinate voting shares for outstanding awards and for potential future grants of stock-based compensation under the LTIP.
Celestica Share Unit Plan (CSUP):
Under the CSUP, we may grant RSUs and PSUs to eligible employees. We have the option to settle RSUs and PSUs issued thereunder in subordinate voting shares purchased in the open market, or in cash.
For disclosure regarding DSUs issued to eligible directors under our Directors’ Share Compensation Plan (DSC Plan), see paragraph (c) below.
During 2018, we recorded aggregate employee stock-based compensation expense (excluding DSU expense) through cost of sales and SG&A, of $33.4 (2017 — $30.1; 2016 — $33.0). Employee stock-based compensation expense varies from period-to-period. The portion of such expense that relates to a non-market performance condition varies depending on the level of achievement of pre-determined financial targets.
(i) Stock options:
We are permitted to grant stock options under our LTIP, although no stock options have been granted in 2016, 2017 or 2018. When granted, stock options are granted at prices equal to the closing market price on the day prior to the grant date and are exercisable during a period not to exceed 10 years from the grant date.
Stock option transactions were as follows for the years indicated:

	Number of Options	Weighted Average Exercise Price
	(in millions)
Outstanding at January 1, 2016	2.9	$8.03
Exercised	(0.6)	$6.46
Forfeited/Expired	(0.2)	$9.99
Outstanding at December 31, 2016	2.1	$8.46
Exercised	(1.7)	$7.87
Outstanding at December 31, 2017	0.4	$12.14
Exercised	(0.1)	$6.20
Outstanding at December 31, 2018	0.3	$11.93

Outstanding stock options were exercised throughout the year. The weighted average closing market price of a subordinate voting share was $10.92 during 2018 (2017 — $12.41; 2016 — $10.66).

The following stock options were outstanding as at December 31, 2018:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.06 - $12.85	0.3	$11.93	6.2	0.3	$11.68

We amortize the estimated grant date fair value of stock options to expense over the vesting period (generally four years). The grant date fair value of outstanding stock options was determined using the Black-Scholes option pricing model and the following assumptions in the year of the grant: risk-free interest rate (based on U.S. government bond yields), expected volatility of the market price of our shares (based on historical volatility of our share price), and the expected option life (in years) (based on historical option holder behavior).
(ii) RSUs and PSUs:
We grant RSUs and PSUs to our employees pursuant to our LTIP and CSUP. Each vested unit generally entitles the holder to receive one subordinate voting share. Under the CSUP, we have the option to satisfy the delivery of shares upon vesting of the awards by purchasing subordinate voting shares in the open market or by settling such awards in cash. Under the LTIP, we may (at the time of grant) authorize the grantees to settle awards in either cash or subordinate voting shares (absent such permitted election, grants will be settled in subordinate voting shares, which we may purchase in the open market or issue from treasury, subject to certain limits). We have generally settled these awards with subordinate voting shares purchased in the open market by a broker, or by issuing subordinate voting shares from treasury. We amortize the grant date fair value of RSUs and PSUs to expense over the vesting period.

The following table outlines the RSU transactions during the years indicated, under each of the LTIP and CSUP.

Number of awards (in millions)	LTIP	CSUP	Total
Outstanding at January 1, 2016	—	3.5	3.5
Granted	0.8	1.5	2.3
Settled	—	(1.9)	(1.9)
Forfeited/Expired	—	(0.1)	(0.1)
Outstanding at December 31, 2016	0.8	3.0	3.8
Granted	1.4	0.5	1.9
Settled	(0.3)	(2.0)	(2.3)
Forfeited/Expired	(0.2)	—	(0.2)
Outstanding at December 31, 2017	1.7	1.5	3.2
Granted	—	2.6	2.6
Settled	(0.9)	(0.9)	(1.8)
Forfeited/Expired	(0.1)	(0.1)	(0.2)
Outstanding at December 31, 2018	0.7	3.1	3.8

The grant date fair value of RSUs is based on the market value of our subordinate voting shares at the time of grant.
With respect to PSUs, employees are granted a target number of PSUs. The number of PSUs that will actually vest will vary from 0 to 200% of the target amount granted based on the level of achievement of the relevant performance conditions. During 2018, we granted 1.6 million (2017 — 0.9 million; 2016 — 1.25 million) PSUs (representing in each case 100% of target), primarily granted in the first quarter of each such year. The PSUs granted in 2018 vest based on the level of achievement of a pre-determined non-market performance measurement in the final year of the three-year performance period, subject to modification by a separate pre-determined non-market financial target and our relative TSR performance over the 3-year vesting period. See note 2(n) for a description of TSR. We estimated the grant date fair value of the TSR modifier using a Monte Carlo simulation model and a premium of 106%. The grant date fair value of the non TSR-based performance measurement and modifier was based on the market value of our subordinate voting shares at the time of grant and may be adjusted in subsequent years to reflect a change in the estimated level of achievement related to the applicable performance condition. 60% of the PSUs granted in 2017 and 2016 vest based on the achievement of a market performance condition tied to TSR, and the balance vest based on a pre-determined non-market performance measurement in the final year of the three-year performance period. We estimated the grant date fair value of the TSR-based PSUs using a Monte Carlo simulation model (2017 grants — premium of 143%; 2016 grants — premium of 109%). The grant date fair value of the non TSR-based PSUs was based on the market value of our subordinate voting shares at the time of grant and may be adjusted in subsequent years to reflect a change in the estimated level of achievement related to the applicable performance condition. We expect to settle these awards with subordinate voting shares purchased in the open market by a broker or issued from treasury. During 2018, we settled 0.4 million (2017 — 0.8 million; 2016 — 1.1 million) PSUs with subordinate voting shares. At December 31, 2018, 3.2 million (December 31, 2017 — 2.5 million; December 31, 2016 — 3.0 million) PSUs were outstanding (representing 100% of the target amounts granted). Of the total number of outstanding PSUs at December 31, 2018, 0.7 million PSUs were granted pursuant to the LTIP, and 2.5 million PSUs were granted pursuant to the CSUP.
The weighted average grant date fair value of RSUs awarded in 2018 was $10.48 per unit (2017 — $13.05; 2016 — $9.29). The weighted average grant date fair value of PSUs awarded in 2018 was $11.11 per unit (2017 — $17.18; 2016 — $9.61). As of December 31, 2018, none of the outstanding RSUs or PSUs had vested.
From time-to-time, we pay cash for the purchase by a broker of subordinate voting shares in the open market to satisfy the delivery of subordinate voting shares upon vesting of awards under our stock-based compensation plans. For accounting purposes, we classify these shares as treasury stock until they are delivered pursuant to the plans. During 2018, we purchased 2.1 million subordinate voting shares (2017 — 1.4 million; 2016 — 1.6 million) in the open market through a broker for $22.4 (2017 — $16.7; 2016 — $18.2) (including transaction fees) to satisfy delivery requirements under our stock-based compensation plans. At December 31, 2018, the broker held 1.9 million (December 31, 2017 — 0.8 million; December 31, 2016 — 1.4 million) subordinate voting shares with a value of $20.2 (December 31, 2017 — $8.7; December 31, 2016 — $15.3).
As management currently intends to settle all outstanding share unit awards with subordinate voting shares purchased in the open market by a broker or subordinate voting shares issued from treasury, we have accounted for these share unit awards as equity-settled awards.
(c) Deferred share units:
We grant DSUs to certain members of our Board of Directors under our DSC Plan. The DSUs may be settled in cash or with subordinate voting shares issued from treasury or purchased in the open market (at the Company's option). See note 2(n) for details. During 2017, two of our directors resigned from the Board and in connection therewith, we settled their outstanding DSUs in 2017 in accordance with the provisions of the DSC Plan. Specifically, we paid $1.7 in cash to Joseph M. Natale to settle his outstanding DSUs, and we settled the outstanding DSUs of Thomas S. Gross with 14,098 subordinate voting shares that we purchased in the open market. As Celestica is permitted to, and currently intends to, settle all other DSUs with shares purchased in the open market, we have accounted for these awards as equity-settled awards. In 2018, we recorded DSU expense of $2.0 (2017 — $2.2; 2016 — $2.1) through SG&A. At December 31, 2018, 1.6 million (December 31, 2017 — 1.5 million; December 31, 2016 — 1.3 million) DSUs were outstanding.